SHAREHOLDERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital

	2018		2017
	Number	Amount ($000s)	Number	Amount ($000s)
Common shares, opening balance	49,378,026	$1,068,377	49,317,166	$1,068,084
Shares issued on settlement of Senior Notes (note 7)	19,900,032	31,306	—	—
Shares issued on settlement of share-based compensation	87,516	127	60,860	289
Shares issued on property acquisition, net of tax effect (note 9)	10,750,000	12,053	—	—
Flow through shares issued	793,651	1,143	—	—
Share issue costs on equity issue, net of tax effect	—	(387)	—	4
Balance, end of year	80,909,225	$1,112,619	49,378,026	$1,068,377